Risk Report - Credit Risk Management - IFRS 9 2.1 Focus Areas - Overview of CRE Portfolio (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Gross Carrying Amount
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Real Estate Activities	[1],[2]	€ 49,267	€ 47,973
Thereof: Non-recourse	[2]	25,073	24,832
Thereof Stress-Tested	[2]	21,331	22,144
Other Industry Sectors	[1],[2]	13,119	14,037
Thereof Stress-Tested	[2]	9,879	10,242
Total Non-Recourse CRE Portfolio	[2]	38,192	38,869
Thereof Stress-tested	[2]	31,210	32,386
Allowance for credit losses
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Real Estate Activities	[1],[3]	460	236
Thereof: Non-recourse	[3]	382	147
Thereof Stress-Tested	[3]	364	135
Other Industry Sectors	[1],[3]	225	189
Thereof Stress-Tested	[3]	114	101
Total Non-Recourse CRE Portfolio	[3]	606	336
Thereof Stress-tested	[3]	€ 478	€ 236

[1]	Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code
[2]	Loans at amortized cost
[3]	Allowance for credit losses do not include allowance for country risk